Financial and capital management - Schedule of Foreign Currency Forward Contracts and Options (Details) - Dec. 31, 2024 ₱ in Millions, $ in Millions, $ in Millions	CAD ($)	USD ($)	PHP (₱)
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Loans | Maturing in 2025 | Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount		$ 1,117
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Commercial paper | Maturing in 2025 | Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount		1,533
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2025 | Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount		671
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2025 | Economic | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount		280
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2025 | Economic | Interest rate risk | Options
Disclosure of detailed information about hedged items [line items]
Notional amount		270
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2025 | Economic | Interest rate risk | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount		500
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2025 | Economic | Interest rate risk | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount		780
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2026 | Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount		509
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2026 | Economic | Interest rate risk | Swaps
Disclosure of detailed information about hedged items [line items]
Notional amount		102
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2026 | Economic | Interest rate risk | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount		120
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2026 | Economic | Interest rate risk | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount		150
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2027 | Economic | Interest rate risk | Swaps
Disclosure of detailed information about hedged items [line items]
Notional amount		200
Amount to receive | Foreign Currency Forward Contract Buy Philippines Peso Sell Canadian Dollar | Anticipated Transactions | Maturing in 2025 | Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount | ₱			₱ 3,193
Amount to receive | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar | Anticipated Transactions | Maturing in 2025 | Economic | Interest rate risk | Swaps
Disclosure of detailed information about hedged items [line items]
Notional amount		423
Amount to receive | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar | Anticipated Transactions | Maturing in 2026 | Economic | Interest rate risk | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount		$ 348
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Loans | Maturing in 2025 | Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 1,606
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Commercial paper | Maturing in 2025 | Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	2,154
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2025 | Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	873
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2025 | Economic | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	375
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2025 | Economic | Interest rate risk | Options
Disclosure of detailed information about hedged items [line items]
Notional amount	353
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2025 | Economic | Interest rate risk | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount	675
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2025 | Economic | Interest rate risk | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount	1,044
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2026 | Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	677
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2026 | Economic | Interest rate risk | Swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	140
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2026 | Economic | Interest rate risk | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount	158
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2026 | Economic | Interest rate risk | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount	197
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2027 | Economic | Interest rate risk | Swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	275
Amount to pay | Foreign Currency Forward Contract Buy Philippines Peso Sell Canadian Dollar | Anticipated Transactions | Maturing in 2025 | Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	75
Amount to pay | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar | Anticipated Transactions | Maturing in 2025 | Economic | Interest rate risk | Swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	302
Amount to pay | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar | Anticipated Transactions | Maturing in 2026 | Economic | Interest rate risk | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 240